PACE Small/Medium Co Growth Equity Investments (Second Prospectus Summary) | PACE Small/Medium Co Growth Equity Investments
PACE Small/Medium Co Growth Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	PACE Small/Medium Co Growth Equity Investments Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the offering price)	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%
Maximum annual account fee for PACE Select Advisors Program (as a % of average value of shares held on the last calendar day of the previous quarter)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PACE Small/Medium Co Growth Equity Investments Class P
Management fees		0.70%
Distribution and/or service (12b-1) fees		none
Other expenses (includes administration fee of 0.10%)		0.48%
Total annual fund operating expenses		1.18%
Management fee waiver/expense reimbursements	[1]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.13%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2013 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.13%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions
your costs would be:	[1]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PACE Small/Medium Co Growth Equity Investments Class P	316	976	1,660	3,481

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 94%
of the average value of its portfolio.
Principal strategies
Principal investments

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies (that is, companies with a total market capitalization of less than $6.0 billion at the time of purchase). Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities, which may trade either within or outside the US.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management
(Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Copper Rock Capital Partners, LLC
("Copper Rock"), Palisade Capital Management, L.L.C. ("Palisade") and Riverbridge
Partners, LLC ("Riverbridge") currently serve as the fund's investment advisors.
The relative value of each investment advisor's share of the fund's assets may change over time.

Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that exhibit the potential for strong and sustainable revenue growth over each of the following two years. Copper Rock believes that incremental margin expansion and proven management are key factors that propel a company's growth. Copper Rock will typically hold 70 to 90 equity positions that are diversified across sectors and industries. Copper Rock utilizes a "pure" growth investment style that emphasizes growth and momentum characteristics, and attempts to manage risk by diversifying and understanding its holdings and employing a stringent sell discipline.

Palisade seeks fundamentally strong and dynamic small and mid cap companies that are trading at a discount to their growth rates. Palisade's goal is to ascertain a dynamic of change before it manifests in consensus estimates. Palisade believes that the small and mid cap market is inherently less efficient than the large cap market, and attempts to gain an informational advantage by committing to the labor intensive process of conducting bottom-up fundamental research on small and mid cap companies, as well as their customers, competitors and supply chains. Palisade places heavy emphasis on the effectiveness of a small/mid cap company's management team and seeks direct access to a variety of each company's key decision-makers.

Riverbridge believes that earnings power determines the value of a franchise.
Riverbridge focuses on companies that are viewed as building their earnings power and building the intrinsic value of the company over long periods of time.
Riverbridge looks to invest in high-quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.
Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short term gains for shareholders, which may have an adverse impact on performance.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.
Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge assumed day-to-day management of a portion of the fund's assets on October 1,
2005. Copper Rock assumed responsibility for managing a separate portion of the fund's assets on March 1, 2007. Palisade assumed day-to-day management of a separate portion of the fund's assets on February 2, 2009. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrange-
ments, such as 401(k) plans or individual retirement accounts.
PACE Small/Medium Co Growth Equity Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2012: 15.59% Best quarter during calendar years shown--2Q 2009: 20.64% Worst quarter during calendar years shown--4Q 2008: (26.31)%
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns PACE Small/Medium Co Growth Equity Investments	Label	1 Year	5 Years	10 Years	Inception Date
Class P	Class P Return before taxes	(3.94%)	0.90%	2.66%	Aug. 24, 1995
Class P After Taxes on Distributions	Class P Return after taxes on distributions	(3.94%)	0.27%	2.04%	Aug. 24, 1995
Class P After Taxes on Distributions and Sales	Class P Return after taxes on distributions and sale of fund shares	(2.56%)	0.61%	2.16%	Aug. 24, 1995
Russell 2500 Growth Index	Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	(1.57%)	2.89%	5.23%

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.